CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Series B Preferred Stock	Common stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Sep. 30, 2010	$ 155,249		$ 55,882	$ 4,631,656	$ (4,532,289)
Beginning Balance (in shares) at Sep. 30, 2010			55,881,564
Issuance of common stock for cash, net (in shares)			725,000
Issuance of common stock for cash, net	116,000		725	115,275
Issuance of preferred stock for cash (in shares)		1,627,778
Issuance of preferred stock for cash	293,000	1,628		291,372
Issuance of common stock upon exercise of warrants (in shares)			360,000
Issuance of common stock upon exercise of warrants	360		360
Vesting of stock options	29,865			29,865
Net loss	(1,302,339)				(1,302,339)
Ending Balance at Jun. 30, 2011	$ (707,865)	$ 1,628	$ 56,967	$ 5,068,168	$ (5,834,628)
Ending Balance (in shares) at Jun. 30, 2011		1,627,778	56,966,564